LEASES	12 Months Ended
Mar. 31, 2020
Disclosure of leases [Abstract]
LEASES
LEASES
Leases as lessee

Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2019	$—	$—	$—	$—	$—
Impact of adopting IFRS 16 (Note 2)	241.8	183.7	7.3	—	432.8
Net book value as at April 1, 2019	$241.8	$183.7	$7.3	$—	$432.8
Additions and remeasurements	30.1	(3.4)	0.6	—	27.3
Additions – business combinations (Note 3)	1.1	—	—	0.4	1.5
Depreciation	(25.3)	(20.1)	(3.1)	(0.2)	(48.7)
Transfers and others	(1.0)	(25.3)	0.2	—	(26.1)
Foreign currency exchange differences	5.2	3.9	—	—	9.1
Net book value as at March 31, 2020	$251.9	$138.8	$5.0	$0.2	$395.9

During the year ended March 31, 2020, depreciation of $47.0 million has been recorded in cost of sales and $1.7 million in selling, general and administrative expenses.

Short-term leases, leases of low-value assets and variable lease payments
During the year ended March 31, 2020, expenses of $16.3 million have been recognized in net income relating to short-term leases, leases of low-value assets and variable lease payments not included in the measurement of lease liabilities.
Leases as lessor

Operating Lease
As at March 31, 2020, the net book value of property, plant and equipment leased under operating lease to third parties was $72.8 million (2019 - $91.7 million).

Undiscounted lease payments to be received under operating leases are as follows:

	2020	2019
Less than 1 year	$38.3	$36.2
Between 1 and 2 years	35.6	30.6
Between 2 and 3 years	30.4	29.7
Between 3 and 4 years	25.8	25.8
Between 4 and 5 years	25.3	21.4
More than 5 years	65.7	42.8
Total undiscounted lease payments receivable	$221.1	$186.5

Finance Lease
Undiscounted lease payments to be received under finance leases are as follows:

	2020	2019
Less than 1 year	$19.5	$13.4
Between 1 and 2 years	19.8	13.7
Between 2 and 3 years	27.4	11.4
Between 3 and 4 years	10.3	10.1
Between 4 and 5 years	11.6	13.3
More than 5 years	146.8	113.3
Total undiscounted lease payments receivable	$235.4	$175.2
Unearned finance income	(71.4)	(66.0)
Discounted unguaranteed residual values of leased assets	(9.0)	(6.3)
Total investment in finance leases	$155.0	$102.9
Current portion (Note 9)	16.8	11.4
Non-current portion (Note 15)	$138.2	$91.5